Leases (Details) - Schedule of carrying amounts of lease liabilities and the movements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of carrying amounts of lease liabilities and the movements [Abstract]
Beginning balance	$ 305
Additions	429
Accretion of interest	8
Payments	(357)
Ending balance	385
Current	119	$ 255
Non-current	$ 266	$ 50